Funding Facilities	12 Months Ended
Feb. 29, 2024
Funding Facilities [Abstract]
FUNDING FACILITIES

36. FUNDING FACILITIES

Cartrack Proprietary Limited (“CTSA”) has entered into funding agreements with The Standard Bank South Africa Limited (“SBSA”) and Mercantile Bank, a division of Capitec Bank Limited (“Mercantile”) as follows:

The SBSA facility comprises a ZAR 925 million credit funding facility (the “Loan”), of which ZAR 75.0 million is committed and ZAR 850 million is uncommitted. Interest is levied at a rate of 3 months JIBAR plus margin.

A guarantee has been provided by Cartrack Holdings (Pty) Ltd (“CTH”) and Cartrack Manufacturing Proprietary Limited (“CTM”). Security has been provided by CTH, CTSA and CTM in the form of a pledge and cession of certain rights in favor of the lender, including shares held in South African entities, all claims, bank accounts, cash and cash equivalent investments, intellectual property, insurance policies and insurance proceeds. The facilities has been terminated on February 26, 2024 and at February 28, 2023, none of the facilities was utilized.

The Mercantile facility comprises an unsecured short-term overdraft facility of ZAR 275.0 million at the bank’s prime lending rate of 11.75% (2023: 11.75%) per annum. No security is provided on this facility. At February 29, 2024, ZAR 23.4 million (2023: ZAR Nil million) was utilized.